Accrued Severance Benefits	12 Months Ended
Dec. 31, 2012
Accrued Severance Benefits

11. Accrued Severance Benefits

Changes in accrued severance benefits for the years ended December 31, 2010, 2011 and 2012 are as follows:

	2010		2011		2012
	(In millions of Korean Won)
Balance at beginning of year	￦	478	￦	1,031	￦	916
Acquisition of Gravity Games Corp.		427		—		—
Provisions for severance benefits		234		586		96
Severance payments		(91)		(648)		(190)
Terminated but not yet paid		(17)		(53)		(139)

Balance at end of year	￦	1,031	￦	916	￦	683

In 2005, Gravity introduced a defined contribution pension plan (“Pension Plan”) in accordance with the Employee Benefit Security Act of Korea and entered into a nonparticipating defined contribution insurance contract with a life insurance company. Gravity’s contribution to the Pension Plan was ￦1,075 million, ￦1,085 million and ￦1,190 million in 2010, 2011 and 2012, respectively. In 2011, NeoCyon, Inc. also introduced a Pension Plan. ￦97 million and ￦390 million were recognized as a cost for the Pension Plan in 2011 and 2012, respectively. For the contributions already paid, Gravity and NeoCyon will have no legal or constructive obligation to pay further amounts and therefore no severance benefits were accrued. The accrued severance benefits recorded at December 31, 2012 relate to the other subsidiaries which have not implemented a Pension Plan.